Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized (in Shares)	[1]	1,900,000,000	1,900,000,000
Ordinary shares, shares issued (in Shares)	[1]	7,391,376	5,666,376
Ordinary shares, shares outstanding (in Shares)	[1]	7,391,376	5,666,376
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized (in Shares)	[1]	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	[1]	40,000,000	40,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	40,000,000	40,000,000

[1]	As of December 31, 2025, share reclassification was retroactively restated with effective date of March 24, 2026.